Significant Accounting Policies and Basis of Presentation - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 72,657
Ending balance	80,448	$ 72,657
Allowance for credit losses
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	1,895	2,213	$ 3,498
Provision for credit losses	2,439	790	1,674
Less: Utilization of sales return reserve	(1,261)	(1,108)	(2,959)
Ending balance	$ 3,073	$ 1,895	$ 2,213